Debt Profile (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012	Mar. 15, 2012	Mar. 30, 2009
Debt Instrument [Line Items]
Interest rate				3.854%	8.00%
Total long-term	$ 279.1		$ 562.9
Total	266.0
Total Debt As Reported
Debt Instrument [Line Items]
2014	339.4
2015	1.5
2017	204.9
Thereafter	72.7
Total long-term	279.1
Total	618.5
U.S. Private Placement Notes
Debt Instrument [Line Items]
Weighted average interest rate	4.80%	[1]
2014	125.0	[1]
2017	105.0	[1]
Thereafter	60.0	[1]
Total long-term	165.0	[1]
Total	290.0	[1]
Overdraft/Other Short-term Debt
Debt Instrument [Line Items]
Weighted average interest rate	4.00%	[1]
2014	66.8	[1]
Total	66.8	[1]
Notes Issued As a Part Of Equity Units
Debt Instrument [Line Items]
Interest rate	3.90%	[2]
2014	106.6	[2]
Total	106.6	[2]
Medium-term Notes
Debt Instrument [Line Items]
Weighted average interest rate	2.30%
2017	99.9
Total long-term	99.9
Total	99.9
Other Long-term Loans, Including Current Portion
Debt Instrument [Line Items]
Weighted average interest rate	4.60%	[3]
2014	42.2	[3]
2015	1.5	[3]
Total long-term	1.5	[3]
Total	43.7	[3]
Total Debt As Cash Flow Including Debt Related Derivatives
Debt Instrument [Line Items]
2014	340.6	[1]
2015	1.5	[1]
2017	204.9	[1]
Thereafter	60.0	[1]
Total long-term	266.4	[1]
Total	607.0	[1]
Debt Related Derivatives Adjustment
Debt Instrument [Line Items]
2014	(1.2)
Thereafter	12.7
Total long-term	12.7
Total	$ 11.5

[1]	Debt Related Derivatives (DRD), i.e. the fair value adjustments associated with hedging instruments as adjustments to the carrying value of the underlying debt. Included in the DRD is also the unamortized fair value adjustment related to a discontinued fair value hedge which will be amortized over the remaining life of the debt.
[2]	Repriced in 2012, final maturity in 2014.
[3]	Primarily external BRL, RUB and JPY loans drawn locally.